Net Income (Loss) Per Share - Additional Information (Details) $ in Millions		12 Months Ended
	Aug. 11, 2021 USD ($) tradingDay	Dec. 31, 2021 shares
Business Acquisition [Line Items]
Escrow shares issued (in shares)		352,972,546
Business acquisition, equity interest issued value assigned | $	$ 30.0
Threshold consecutive trading days | tradingDay	20
Contingent Shares Issued in Connection with Acquisitions
Business Acquisition [Line Items]
Escrow shares issued (in shares)		2,720,966